Income Taxes	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Income Taxes [Line Items]
Income Taxes

NOTE 10. INCOME TAX (RESTATED)

The Company’s net deferred tax assets are as follows:

December 31, 2020
Deferred tax assets (liabilities)
Net operating loss carryforward	$129,221
Startup and organizational expenses	436,047
Unrealized gain on marketable securities	(22,848)
Total deferred tax assets	542,420
Valuation Allowance	(542,420)
Deferred tax assets, net valuation allowance	$—

The income tax provision consists of the following:

For the period from February 11, 2020 (inception) through December 31, 2020
Federal
Current	$—
Deferred	(542,420)

State and Local
Current	—
Deferred	—

Change in valuation allowance	542,420
Income tax provision	$—

As of December 31, 2020, the Company had $139,342 of U.S. federal net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period from February 11, 2020 (inception) through December 31, 2020, the change in the valuation allowance was $442,461.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

December 31, 2020
Statutory federal income tax rate	21.0%
Valuation allowance	(21.0)%
Income tax provision	0.0%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns since inception remain open to examination by the taxing authorities. The Company considers New York to be a significant state tax jurisdiction.

FF Intelligent Mobility Global Holdings Ltd [Member]
Income Taxes [Line Items]
Income Taxes
14.	Income Taxes

As a result of losses incurred, the Company had immaterial current income tax expense for the years ended December 31, 2020 and 2019. The recorded provision for income taxes differs from the expected provision for income taxes based on the federal statutory tax rate of 21% primarily due to the valuation allowance against deferred tax assets.

The provision for income tax consisted of the following:

	2020	2019
Current:
Federal	$—	$—
State	3	3
Foreign	—	—
Total current	3	3

Deferred:
Federal	(11,456)	(19,855)
State	—	—
Foreign	(2,044)	(1,418)
Valuation allowance	13,500	21,273
Total deferred	—	—
Total provision	$3	$3

The components of losses before income taxes, by taxing jurisdiction, were as follows for the years ended December 31:

	2020	2019
U.S.	$(79,605)	$(112,197)
Foreign	(67,480)	(29,998)
Total	$(147,085)	$(142,195)

The provision for income taxes for the years ended December 31, differs from the amount computed by applying the statutory federal corporate income tax rate of 21% to earnings before income taxes as a result of the following:

	2020	2019
Federal income tax expense	21.0%	21.0%
State income taxes (net of federal benefit)	0.0%	0.0%
Permanent differences	(4.6)%	(2.8)%
Foreign tax rate difference	(6.7)%	(2.1)%
Return-to-provision adjustment	0.4%	(1.1)%
Expiration of tax attributes	(1.0)%	—
Valuation allowance	(9.1)%	(15.0)%
Effective tax rate	0.0%	0.0%

The main changes in permanent differences related to fair value adjustments on convertible related party notes payable and notes payable and disallowed interest expense due to equity feature. The main changes in foreign tax rate difference and valuation allowance related to higher foreign loss incurred in 2020.

The tax effects of temporary differences for the years ended December 31, that give rise to significant portions of the deferred tax assets and deferred tax liabilities are provided below:

	2020	2019
Deferred Tax Assets:
Net operating losses (“NOL”)	$123,633	$114,990
Research and development credits	7,921	7,921
Accrued liabilities	7,564	5,164
Construction in progress	3,061	3,061
Excess interest expense under section 163(j)	3,670	2,295
Capital loss	2,407	2,407
Stock-based compensation	428	—
Other	296	174
Gross deferred tax assets	148,980	136,012
Valuation allowance	(148,546)	(135,046)
Deferred tax assets, net of valuation allowance	434	966
Deferred Tax Liabilities:
Depreciation	454	(79)
State taxes	(888)	(887)
Total deferred tax liabilities	(434)	(966)
Total net deferred tax assets (liabilities)	$—	$—

During 2020, the Company identified an immaterial error in the deferred tax assets and valuation allowance as of December 31, 2019 and adjusted the prior year amounts for such error. This correction did not impact the current and previously reported consolidated balance sheet, consolidated statement of operations and comprehensive loss, statement of convertible preferred stock and stockholders’ deficit, and consolidated statement of cash flows.

The Company has recognized a full valuation allowance as of December 31, 2020 and 2019 since, in the judgment of management given the Company’s history of losses, the realization of these assets was not considered more likely than not. The valuation allowance was $148,546 and $135,046 as of December 31, 2020 and 2019, respectively. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the period in which those temporary differences become deductible. Management considers projected future taxable income and tax planning strategies in making this assessment. During 2020 and 2019, management evaluated the realizability of its net deferred tax assets based on available positive and negative evidence. Management concluded that the likelihood of realization of the benefits associated with its net deferred tax assets does not reach the level of more likely than not due to the Company’s history of cumulative pre-tax losses and risks associated with the generation of future income given the current stage of the Company’s business.

As of December 31, 2020, the Company has U.S. federal and foreign net operating loss carryforwards of $428,681 and $134,437, respectively, which will begin to expire in 2034 and 2021, respectively. The U.S. federal net operating loss carryforwards of $348,153 generated post the Tax Cuts and Jobs Act may be carried forward indefinitely, subject to the 80% taxable income limitation on the utilization of the carryforwards. The U.S. federal net operating loss carryforwards of $80,528 generated prior to December 31, 2017 may be carried forward for twenty years.

The Company has an U.S. federal R&D tax credit carryforward of $3,666 and a state R&D tax credit carryforward of $4,230 as of December 31, 2020. The U.S. federal R&D tax credits will begin to expire in 2035, and the state tax credits do not expire and can be carried forward indefinitely.

In accordance with Internal Revenue Code Section 382 (“Section 382”) and Section 383 (“Section 383”), a corporation that undergoes an “ownership change” (generally defined as a cumulative change (by value) of more than 50% in the equity ownership of certain stockholders over a rolling three-year period) is subject to limitations on its ability to utilize its pre-change NOLs and R&D tax credits to offset post-change taxable income and post-change tax liabilities, respectively. The Company’s existing NOLs and R&D credits may be subject to limitations arising from previous ownership changes, and the ability to utilize NOLs could be further limited by Section 382 and Section 383 of the Code. In addition, future changes in the Company’s stock ownership, some of which may be outside of the Company’s control, could result in an ownership change under Section 382 and Section 383 of the Code. The timing and amount of such limitations, if any, has not been determined.

The Company’s intention is to indefinitely reinvest earnings outside the United States. Upon distribution of those earnings in the form of a dividend or otherwise, the Company would be subject to withholding taxes payable to various foreign countries. As of December 31, 2020 and 2019, there was no material cumulative earnings outside the United States due to net operating losses and the Company has no earnings and profits in any jurisdiction, that if distributed, would give rise to a material unrecorded liability.

The Company is subject to taxation and files income tax returns with the U.S. federal government, California, Oregon and China. As of December 31, 2020, the 2017 and 2018 federal returns and 2016 through 2018 state returns are open to exam. The Company’s 2017 and 2018 federal returns are currently under audit by the Internal Revenue Service (“IRS”). The Company is not under any tax audits on its China tax returns. All of the prior year tax returns, from 2015 through 2020, are open under China tax law.

Uncertain Income Tax Position

The aggregate change in the balance of unrecognized tax benefits for the years ended December 31, is as follows:

	2020	2019
Beginning balance	$2,598	$—
Increase related to current year tax positions	68	2,598
Ending balance	$2,666	$2,598

In accordance with ASC 740-10, Income Taxes — Overall, the impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more likely than not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. No interest and penalties related to the Company’s unrecognized tax benefits was accrued as of December 31, 2020 and 2019, as the uncertain tax benefit only reduced the net operating losses. The Company does not expect its uncertain income tax positions to have a material impact on its consolidated financial statements within the next twelve months. As of December 31, 2020 and 2019, the realization of uncertain tax positions were not expected to impact the effective rate due to a full valuation allowance on federal and state deferred taxes.